Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital USD ($) shares	Share capital CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Accumulated other comprehensive income/(loss) USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2015		¥ 50		¥ 814,678		¥ (2,815)		¥ 63,230		¥ 662,615		¥ 5,455		¥ 1,543,213
Balance, shares at Mar. 31, 2015 | shares	73,140,147	73,140,147			(136,899)	(136,899)
Net income										90,970		363		91,333
Other comprehensive income/(losses)								21,549						21,549
Share-based compensation				58,976										58,976
Dividend declared to holder of non-controlling interests												(1,646)		(1,646)
Balance at Mar. 31, 2016		¥ 50		873,654		¥ (2,815)		84,779		753,585		4,172		¥ 1,713,425
Balance, shares at Mar. 31, 2016 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										126,190		2,499		¥ 128,689
Other comprehensive income/(losses)								(60,351)						(60,351)
Share-based compensation				62,763										62,763
Dividend declared to holder of non-controlling interests												(1,977)		(1,977)
Balance at Mar. 31, 2017		¥ 50		936,417		¥ (2,815)		24,428		879,775		4,694		¥ 1,842,549
Balance, shares at Mar. 31, 2017 | shares	73,140,147	73,140,147			(136,899)	(136,899)							73,003,248	73,003,248
Net income										237,098		3,781	$ 38,402	¥ 240,879
Other comprehensive income/(losses)								(79,082)					(12,607)	(79,082)
Share-based compensation				83,322										83,322
Issuance of shares upon conversion of convertible notes		¥ 28		1,034,132										1,034,160
Issuance of shares upon conversion of convertible notes (in shares) | shares	40,521,494	40,521,494
Vesting of restricted share units scheme		¥ 5		(5)
Vesting of restricted share units scheme (in shares) | shares	7,300,000	7,300,000
Dividend declared to holder of non-controlling interests												(3,086)		(3,086)
Balance at Mar. 31, 2018	$ 13	¥ 83	$ 327,434	¥ 2,053,866	$ (449)	¥ (2,815)	$ (8,713)	¥ (54,654)	$ 178,056	¥ 1,116,873	$ 859	¥ 5,389	$ 497,200	¥ 3,118,742
Balance, shares at Mar. 31, 2018 | shares	120,961,641	120,961,641			(136,899)	(136,899)							120,824,742	120,824,742